Income Tax (Details) - Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate - Growth Capital Acquisition Corp. [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax (Details) - Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State tax provision net of federal benefit	0.00%	(0.30%)
Change in FV of warrant liability	(21.9)
Transaction costs associated with the issuance of warrants	0.7
Change in valuation allowance	0.20%	(21.00%)
Income tax provision		(0.30%)